Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Disclosure Of Intangible Assets [Line Items]
Cash flow projection period	5 years
Perpetual growth rate	5.00%	5.00%
After tax discount rate	30.00%	25.00%
Risk-free interest rate	4.00%	1.50%
Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Cash flow projection period	5 years
After tax discount rate	30.00%	25.00%
Risk-free interest rate	4.00%	1.50%
Selling, Marketing and Administrative Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization	$ 1,829	$ 2,652	$ 2,224
Research and Development Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization	$ 156	$ 175	$ 163